PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 57.4% of Net Assets
	Aerospace & Defense – 0.6%
15	Axon Enterprise, Inc.(a)	$1,483
65	Boeing Co. (The)	9,385
30	General Dynamics Corp.	3,940
22	Moog, Inc., Class A	1,373
40	Raytheon Technologies Corp.	2,173

		18,354

	Air Freight & Logistics – 0.6%
152	Expeditors International of Washington, Inc.	13,432
32	United Parcel Service, Inc., Class B	5,028

		18,460

	Airlines – 0.1%
12	Delta Air Lines, Inc.	368
225	JetBlue Airways Corp.(a)	2,693

		3,061

	Auto Components – 0.4%
86	Aptiv PLC	8,298
15	BorgWarner, Inc.	525
20	Visteon Corp.(a)	1,793
		10,616
	Automobiles – 0.4%
306	General Motors Co.	10,566
21	Thor Industries, Inc.	1,776

		12,342

	Banks – 2.6%
58	Ameris Bancorp	1,699
105	BancorpSouth Bank	2,458
526	Bank of America Corp.	12,466
229	Cadence BanCorp	2,569
259	Citigroup, Inc.	10,728
98	Citizens Financial Group, Inc.	2,670
80	Columbia Banking System, Inc.	2,273
9	Comerica, Inc.	410
51	Cullen/Frost Bankers, Inc.	3,584
184	Fulton Financial Corp.	2,022
143	Huntington Bancshares, Inc.	1,493
93	International Bancshares Corp.	2,574
162	KeyCorp	2,103
13	M&T Bank Corp.	1,346
118	People’s United Financial, Inc.	1,259
43	PNC Financial Services Group, Inc. (The)	4,811
179	Regions Financial Corp.	2,381
85	TCF Financial Corp.	2,313
72	Truist Financial Corp.	3,033

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
144	Trustmark Corp.	$3,368
81	U.S. Bancorp	3,155
247	Wells Fargo & Co.	5,298
38	Wintrust Financial Corp.	1,871

		75,884

	Beverages – 1.6%
107	Coca-Cola Co. (The)	5,142
61	Constellation Brands, Inc., Class A	10,079
225	Keurig Dr Pepper, Inc.	6,053
243	Monster Beverage Corp.(a)	18,607
39	PepsiCo, Inc.	5,198

		45,079

	Biotechnology – 1.5%
28	AbbVie, Inc.	2,383
15	Alexion Pharmaceuticals, Inc.(a)	1,727
25	Amgen, Inc.	5,424
9	Biogen, Inc.(a)	2,269
63	BioMarin Pharmaceutical, Inc.(a)	4,689
67	Gilead Sciences, Inc.	3,896
13	Ligand Pharmaceuticals, Inc.(a)	1,072
38	Regeneron Pharmaceuticals, Inc.(a)	20,655
4	Vertex Pharmaceuticals, Inc.(a)	833

		42,948

	Building Products – 0.3%
14	Lennox International, Inc.	3,803
45	Owens Corning	2,946
29	Trex Co., Inc.(a)	2,017

		8,766

	Capital Markets – 3.5%
27	Ameriprise Financial, Inc.	4,342
274	Bank of New York Mellon Corp. (The)	9,415
5	BlackRock, Inc.	2,996
316	Charles Schwab Corp. (The)	12,991
9	CME Group, Inc.	1,356
35	FactSet Research Systems, Inc.	10,727
36	Franklin Resources, Inc.	675
42	Goldman Sachs Group, Inc. (The)	7,940
17	Intercontinental Exchange, Inc.	1,605
17	Invesco Ltd.	223
75	Janus Henderson Group PLC	1,823
19	Moody’s Corp.	4,995
19	MSCI, Inc.	6,647
26	Nasdaq, Inc.	3,146
64	Northern Trust Corp.	5,009
30	S&P Global, Inc.	9,682
131	SEI Investments Co.	6,439
187	State Street Corp.	11,014

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
5	T. Rowe Price Group, Inc.	$633

		101,658

	Chemicals – 0.6%
4	Air Products & Chemicals, Inc.	1,105
15	DuPont de Nemours, Inc.	853
4	Ecolab, Inc.	734
40	HB Fuller Co.	1,810
29	Innospec, Inc.	1,918
36	Linde PLC	7,932
34	Minerals Technologies, Inc.	1,860
19	Stepan Co.	2,213

		18,425

	Commercial Services & Supplies – 0.3%
35	Healthcare Services Group, Inc.	801
20	MSA Safety, Inc.	2,639
7	Republic Services, Inc.	617
30	Tetra Tech, Inc.	3,027
20	Waste Management, Inc.	2,158

		9,242

	Communications Equipment – 0.6%
49	Ciena Corp.(a)	1,930
313	Cisco Systems, Inc.	11,237
3	F5 Networks, Inc.(a)	399
27	Lumentum Holdings, Inc.(a)	2,232

		15,798

	Construction & Engineering – 0.2%
94	AECOM(a)	4,215
115	Fluor Corp.	1,305

		5,520

	Consumer Finance – 1.4%
588	Ally Financial, Inc.	15,688
101	American Express Co.	9,215
185	Capital One Financial Corp.	13,520
26	Green Dot Corp., Class A(a)	1,386

		39,809

	Containers & Packaging – 0.2%
216	Amcor PLC	2,253
25	Ball Corp.	2,225
25	International Paper Co.	1,093
146	O-I Glass, Inc.	1,377

		6,948

	Distributors – 0.2%
20	Genuine Parts Co.	1,808

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
13	POOL CORP.	$4,548

		6,356

	Diversified Consumer Services – 0.1%
62	Service Corp. International	2,871

	Diversified Telecommunication Services – 0.1%
97	AT&T, Inc.	2,621

	Electric Utilities – 0.5%
66	American Electric Power Co., Inc.	5,935
14	Edison International	785
16	Eversource Energy	1,396
30	Exelon Corp.	1,197
12	FirstEnergy Corp.	357
27	IDACORP, Inc.	2,369
32	NextEra Energy, Inc.	2,343
33	PPL Corp.	907

		15,289

	Electrical Equipment – 0.6%
10	Acuity Brands, Inc.	891
175	Ballard Power Systems, Inc.(a)	2,585
21	Eaton Corp. PLC	2,180
16	Generac Holdings, Inc.(a)	3,362
18	Hubbell, Inc.	2,619
19	Rockwell Automation, Inc.	4,505
31	Sunrun, Inc.(a)	1,613

		17,755

	Electronic Equipment, Instruments & Components – 0.9%
52	Avnet, Inc.	1,283
53	Cognex Corp.	3,493
11	Coherent, Inc.(a)	1,376
19	Corning, Inc.	607
66	Itron, Inc.(a)	4,485
10	Littelfuse, Inc.	1,979
9	Rogers Corp.(a)	1,091
77	TE Connectivity Ltd.	7,460
63	Trimble, Inc.(a)	3,032
94	Vishay Intertechnology, Inc.	1,525

		26,331

	Energy Equipment & Services – 0.3%
400	Archrock, Inc.	2,372
59	Baker Hughes Co.	872
80	National Oilwell Varco, Inc.	672
217	Schlumberger NV	3,242
46	TechnipFMC PLC	254

		7,412

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.2%
67	Activision Blizzard, Inc.	$5,074
68	Cinemark Holdings, Inc.	557
31	Electronic Arts, Inc.(a)	3,715
19	Netflix, Inc.(a)	9,039
20	Take-Two Interactive Software, Inc.(a)	3,098
114	Walt Disney Co. (The)	13,823

		35,306

	Food & Staples Retailing – 0.3%
41	BJ’s Wholesale Club Holdings, Inc.(a)	1,570
39	Kroger Co. (The)	1,256
127	SpartanNash Co.	2,338
16	Sysco Corp.	885
68	Walgreens Boots Alliance, Inc.	2,315

		8,364

	Food Products – 0.5%
37	Campbell Soup Co.	1,727
19	Conagra Brands, Inc.	667
27	General Mills, Inc.	1,596
54	Hain Celestial Group, Inc. (The)(a)	1,661
37	Hormel Foods Corp.	1,802
27	Ingredion, Inc.	1,914
7	J.M. Smucker Co. (The)	785
14	Kellogg Co.	880
4	McCormick & Co., Inc.	722
35	Mondelez International, Inc., Class A	1,859

		13,613

	Gas Utilities – 0.2%
56	New Jersey Resources Corp.	1,634
31	ONE Gas, Inc.	2,140
61	South Jersey Industries, Inc.	1,176
67	UGI Corp.	2,167

		7,117

	Health Care Equipment & Supplies – 1.2%
25	Abbott Laboratories	2,628
4	Becton Dickinson & Co.	925
24	Boston Scientific Corp.(a)	822
4	Cooper Cos., Inc. (The)	1,276
9	Danaher Corp.	2,066
8	DENTSPLY SIRONA, Inc.	378
12	Edwards Lifesciences Corp.(a)	860
29	Globus Medical, Inc., Class A(a)	1,511
15	Haemonetics Corp.(a)	1,516
27	Hill-Rom Holdings, Inc.	2,459
13	Hologic, Inc.(a)	895
9	Intuitive Surgical, Inc.(a)	6,004
18	Medtronic PLC	1,810
66	Meridian Bioscience, Inc.(a)	1,132

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
21	Merit Medical Systems, Inc.(a)	$1,051
14	Penumbra, Inc.(a)	3,654
7	Quidel Corp.(a)	1,878
3	STERIS PLC	532
4	Stryker Corp.	808
9	Varian Medical Systems, Inc.(a)	1,555

		33,760

	Health Care Providers & Services – 2.1%
9	Amedisys, Inc.(a)	2,331
3	Anthem, Inc.	818
21	BioTelemetry, Inc.(a)	894
46	Centene Corp.(a)	2,719
6	Chemed Corp.	2,870
23	Cigna Corp.	3,840
117	CVS Health Corp.	6,563
9	DaVita, Inc.(a)	776
26	Encompass Health Corp.	1,594
83	HCA Healthcare, Inc.	10,287
16	Henry Schein, Inc.(a)	1,017
31	Humana, Inc.	12,378
12	Laboratory Corp. of America Holdings(a)	2,397
109	MEDNAX, Inc.(a)	1,390
49	Patterson Cos., Inc.	1,219
47	Quest Diagnostics, Inc.	5,741
13	UnitedHealth Group, Inc.	3,967

		60,801

	Health Care Technology – 0.4%
103	Allscripts Healthcare Solutions, Inc.(a)	1,038
118	Cerner Corp.	8,271
51	HMS Holdings Corp.(a)	1,358

		10,667

	Hotels, Restaurants & Leisure – 1.6%
25	Dine Brands Global, Inc.	1,286
28	Dunkin’ Brands Group, Inc.	2,792
97	Hilton Worldwide Holdings, Inc.	8,518
17	Jack in the Box, Inc.	1,361
18	Marriott Vacations Worldwide Corp.	1,739
330	MGM Resorts International	6,788
100	Starbucks Corp.	8,696
105	Wendy’s Co. (The)	2,294
134	Yum China Holdings, Inc.	7,133
41	Yum! Brands, Inc.	3,826

		44,433

	Household Durables – 0.4%
84	KB Home	2,709
63	Meritage Homes Corp.(a)	5,487

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
113	Taylor Morrison Home Corp.(a)	$2,441

		10,637

	Household Products – 0.9%
20	Church & Dwight Co., Inc.	1,768
4	Clorox Co. (The)	829
135	Colgate-Palmolive Co.	10,650
28	Kimberly-Clark Corp.	3,712
58	Procter & Gamble Co. (The)	7,952

		24,911

	Independent Power & Renewable Electricity Producers – 0.4%
43	AES Corp. (The)	838
101	NextEra Energy Partners LP	6,343
45	Ormat Technologies, Inc.	3,189
63	Sunnova Energy International, Inc.(a)	1,516

		11,886

	Industrial Conglomerates – 0.4%
12	3M Co.	1,919
15	Carlisle Cos., Inc.	1,858
980	General Electric Co.	7,272
6	Honeywell International, Inc.	990

		12,039

	Insurance – 1.5%
14	Aflac, Inc.	475
20	Allstate Corp. (The)	1,775
291	American International Group, Inc.	9,164
35	Chubb Ltd.	4,547
10	eHealth, Inc.(a)	671
48	First American Financial Corp.	2,140
18	Hanover Insurance Group, Inc. (The)	1,722
12	Lincoln National Corp.	421
14	Marsh & McLennan Cos., Inc.	1,448
93	MetLife, Inc.	3,520
32	Prudential Financial, Inc.	2,049
132	Reinsurance Group of America, Inc.	13,335
16	Travelers Cos., Inc. (The)	1,931

		43,198

	Interactive Media & Services – 3.1%
12	Alphabet, Inc., Class A(a)	19,393
17	Alphabet, Inc., Class C(a)	27,557
152	Facebook, Inc., Class A(a)	39,993
80	Twitter, Inc.(a)	3,309

		90,252

	Internet & Direct Marketing Retail – 2.9%
98	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,860
10	Amazon.com, Inc.(a)	30,361

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
7	Booking Holdings, Inc.(a)	$11,357
233	eBay, Inc.	11,098
100	Qurate Retail, Inc., Class A	677

		83,353

	IT Services – 3.0%
10	Accenture PLC, Class A	2,169
95	Automatic Data Processing, Inc.	15,006
34	Cognizant Technology Solutions Corp., Class A	2,428
362	DXC Technology Co.	6,668
9	Fidelity National Information Services, Inc.	1,122
59	Fiserv, Inc.(a)	5,633
63	Gartner, Inc.(a)	7,566
31	MasterCard, Inc., Class A	8,948
13	Paychex, Inc.	1,069
140	Sabre Corp.	913
7	VeriSign, Inc.(a)	1,335
152	Visa, Inc., Class A	27,620
155	Western Union Co. (The)	3,013
14	WEX, Inc.(a)	1,772

		85,262

	Leisure Products – 0.0%
64	Callaway Golf Co.	991

	Life Sciences Tools & Services – 0.9%
11	Agilent Technologies, Inc.	1,123
38	Illumina, Inc.(a)	11,123
6	IQVIA Holdings, Inc.(a)	924
1	Mettler-Toledo International, Inc.(a)	998
59	NeoGenomics, Inc.(a)	2,314
26	Repligen Corp.(a)	4,331
6	Thermo Fisher Scientific, Inc.	2,839
4	Waters Corp.(a)	891

		24,543

	Machinery – 2.3%
35	AGCO Corp.	2,696
87	Caterpillar, Inc.	13,663
34	Cummins, Inc.	7,476
78	Deere & Co.	17,621
30	Flowserve Corp.	874
12	Illinois Tool Works, Inc.	2,351
46	ITT, Inc.	2,783
59	Kennametal, Inc.	1,829
37	Oshkosh Corp.	2,492
41	Parker-Hannifin Corp.	8,543
10	Proto Labs, Inc.(a)	1,181
46	Terex Corp.	1,136
41	Toro Co. (The)	3,366

		66,011

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.1%
2	Cable One, Inc.	$3,464
16	Charter Communications, Inc., Class A(a)	9,661
290	Comcast Corp., Class A	12,249
21	Discovery, Inc., Series C(a)	385
50	New York Times Co. (The), Class A	1,983
80	Omnicom Group, Inc.	3,776

		31,518

	Metals & Mining – 0.3%
85	Commercial Metals Co.	1,755
13	Newmont Corp.	817
10	Nucor Corp.	477
36	Reliance Steel & Aluminum Co.	3,924
23	Royal Gold, Inc.	2,733

		9,706

	Multi-Utilities – 0.3%
38	Consolidated Edison, Inc.	2,983
13	Dominion Energy, Inc.	1,044
15	DTE Energy Co.	1,851
4	Sempra Energy	501
10	WEC Energy Group, Inc.	1,006

		7,385

	Multiline Retail – 0.1%
216	Macy’s, Inc.	1,341
9	Target Corp.	1,370

		2,711

	Oil, Gas & Consumable Fuels – 0.9%
619	Apache Corp.	5,138
8	Chevron Corp.	556
49	Concho Resources, Inc.	2,034
83	Devon Energy Corp.	741
98	Diamondback Energy, Inc.	2,544
246	EOG Resources, Inc.	8,423
87	EQT Corp.	1,317
209	Marathon Oil Corp.	828
40	ONEOK, Inc.	1,160
260	Southwestern Energy Co.(a)	694
28	Valero Energy Corp.	1,081
43	World Fuel Services Corp.	905

		25,421

	Paper & Forest Products – 0.1%
62	Louisiana-Pacific Corp.	1,772

	Pharmaceuticals – 1.1%
36	Bristol-Myers Squibb Co.	2,104
12	Eli Lilly & Co.	1,566
20	Jazz Pharmaceuticals PLC(a)	2,882

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
40	Merck & Co., Inc.	$3,008
60	Novartis AG, Sponsored ADR	4,685
52	Novo Nordisk A/S, Sponsored ADR	3,322
19	Perrigo Co. PLC	834
88	Pfizer, Inc.	3,122
275	Roche Holding AG, Sponsored ADR	10,997

		32,520

	Professional Services – 0.5%
37	Exponent, Inc.	2,575
9	IHS Markit Ltd.	728
13	Insperity, Inc.	995
38	Korn Ferry	1,147
22	ManpowerGroup, Inc.	1,493
269	Nielsen Holdings PLC	3,634
15	Verisk Analytics, Inc.	2,670

		13,242

	Real Estate Management & Development – 0.2%
75	CBRE Group, Inc., Class A(a)	3,780
19	Jones Lang LaSalle, Inc.	2,144

		5,924

	REITs - Apartments – 0.3%
68	American Campus Communities, Inc.	2,547
5	AvalonBay Communities, Inc.	695
45	Camden Property Trust	4,151
16	Equity Residential	752

		8,145

	REITs - Diversified – 0.2%
15	Crown Castle International Corp.	2,343
7	Digital Realty Trust, Inc.	1,010
2	Equinix, Inc.	1,462
33	Weyerhaeuser Co.	901

		5,716

	REITs - Health Care – 0.1%
113	Healthpeak Properties, Inc.	3,048
17	Ventas, Inc.	671
8	Welltower, Inc.	430

		4,149

	REITs - Hotels – 0.1%
54	Host Hotels & Resorts, Inc.	566
201	Park Hotels & Resorts, Inc.	1,996

		2,562

	REITs - Mortgage – 0.2%
107	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,478

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
3	Boston Properties, Inc.	$217
103	Corporate Office Properties Trust	2,310
116	Douglas Emmett, Inc.	2,738
155	Easterly Government Properties, Inc.	3,240
51	Kilroy Realty Corp.	2,401

		10,906

	REITs - Shopping Centers – 0.1%
277	Brixmor Property Group, Inc.	3,036

	REITs - Storage – 0.0%
13	Iron Mountain, Inc.	339

	REITs - Warehouse/Industrials – 0.2%
33	CyrusOne, Inc.	2,345
24	ProLogis, Inc.	2,381

		4,726

	Road & Rail – 0.3%
11	CSX Corp.	868
17	Norfolk Southern Corp.	3,555
29	Ryder System, Inc.	1,429
9	Union Pacific Corp.	1,595

		7,447

	Semiconductors & Semiconductor Equipment – 2.8%
53	Advanced Micro Devices, Inc.(a)	3,990
10	Analog Devices, Inc.	1,185
23	Applied Materials, Inc.	1,362
39	Cirrus Logic, Inc.(a)	2,686
52	Cree, Inc.(a)	3,307
30	Enphase Energy, Inc.(a)	2,943
103	First Solar, Inc.(a)	8,966
50	Ichor Holdings Ltd.(a)	1,163
62	Intel Corp.	2,745
2	Lam Research Corp.	684
16	Micron Technology, Inc.(a)	806
52	NVIDIA Corp.	26,071
94	QUALCOMM, Inc.	11,596
30	Silicon Laboratories, Inc.(a)	3,074
36	Texas Instruments, Inc.	5,205
16	Universal Display Corp.	3,173

		78,956

	Software – 4.1%
8	Adobe, Inc.(a)	3,577
89	Autodesk, Inc.(a)	20,963
23	Blackbaud, Inc.	1,135
32	Bottomline Technologies, Inc.(a)	1,271
11	Cadence Design Systems, Inc.(a)	1,203
5	Citrix Systems, Inc.	566

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
10	Fair Isaac Corp.(a)	$3,914
4	Intuit, Inc.	1,259
99	Microsoft Corp.	20,045
178	NortonLifeLock, Inc.	3,661
307	Oracle Corp.	17,226
19	Paylocity Holding Corp.(a)	3,525
27	PTC, Inc.(a)	2,265
20	Qualys, Inc.(a)	1,757
71	salesforce.com, Inc.(a)	16,491
3	ServiceNow, Inc.(a)	1,493
86	Workday, Inc., Class A(a)	18,070

		118,421

	Specialty Retail – 1.3%
23	Aaron’s Holdings Co., Inc.	1,202
67	American Eagle Outfitters, Inc.	919
25	Asbury Automotive Group, Inc.(a)	2,575
3	AutoZone, Inc.(a)	3,387
6	Best Buy Co., Inc.	669
12	Five Below, Inc.(a)	1,600
170	Gap, Inc. (The)	3,307
34	Home Depot, Inc. (The)	9,068
17	Lithia Motors, Inc., Class A	3,903
30	Lowe’s Cos., Inc.	4,743
19	Monro, Inc.	799
29	Tiffany & Co.	3,794
25	Williams-Sonoma, Inc.	2,280

		38,246

	Technology Hardware, Storage & Peripherals – 0.5%
81	Apple, Inc.	8,818
107	Hewlett Packard Enterprise Co.	924
102	HP, Inc.	1,832
65	NCR Corp.(a)	1,321
13	Seagate Technology PLC	622

		13,517

	Textiles, Apparel & Luxury Goods – 0.7%
15	Deckers Outdoor Corp.(a)	3,801
40	NIKE, Inc., Class B	4,803
483	Under Armour, Inc., Class A(a)	6,685
27	VF Corp.	1,814
59	Wolverine World Wide, Inc.	1,573

		18,676

	Thrifts & Mortgage Finance – 0.1%
225	New York Community Bancorp, Inc.	1,870

	Trading Companies & Distributors – 0.0%
19	GATX Corp.	1,297

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
21	American Water Works Co., Inc.	$3,161
142	Essential Utilities, Inc.	5,850

		9,011

	Wireless Telecommunication Services – 0.2%
43	Shenandoah Telecommunications Co.	1,876
38	T-Mobile US, Inc.(a)	4,163

		6,039

	Total Common Stocks (Identified Cost $1,601,953)	1,646,425

Principal Amount
Bonds and Notes – 3.3%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$ 586	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	587

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,192

	Banking – 0.9%
2,000	American Express Co., 3.700%, 8/03/2023	2,171
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,027
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,129
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,306
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,224
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,153
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,128
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,210
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,135
2,000	Truist Bank, 3.200%, 4/01/2024	2,160
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,159

		25,989

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,150

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – continued
$2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	$2,079

		4,229

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,027

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,192
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,072

		4,264

	Financial Other – 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,072

	Food & Beverage – 0.1%
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,156

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,033

	Health Insurance – 0.2%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,892

		5,197

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,158
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,058

		2,216

	Independent Energy – 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	1,997

	Integrated Energy – 0.1%
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,482

	Midstream – 0.2%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,104

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	$2,171

		4,275

	Mortgage Related – 0.7%
9,735	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	10,170
6,248	FNMA, 3.500%, with various maturities in 2049(c)	6,588
2,745	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	2,928
1,454	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	1,574

		21,260

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,090

	Pharmaceuticals – 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	997

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,173

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,071

	Restaurants – 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,053

	Technology – 0.1%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,075
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,370

		3,445

	Total Bonds and Notes (Identified Cost $90,359)	93,805

Shares
Exchange-Traded Funds – 9.4%
4,415	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $281,325)	269,977

Affiliated Mutual Funds – 26.0%
4,139	Mirova Global Green Bond Fund, Class N	45,033
22,358	Mirova International Sustainable Equity Fund, Class N	284,842
8,738	WCM Focused Emerging Markets Fund	149,863

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
12,550	WCM Focused International Growth Fund	$267,686

	Total Affiliated Mutual Funds (Identified Cost $733,292)	747,424

	Total Investments – 96.1% (Identified Cost $2,706,929)	2,757,631
	Other assets less liabilities – 3.9%	111,372

	Net Assets – 100.0%	$2,869,003

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$67,160	$25,937	$49,524	$2,782	$(1,322)	$45,033	$597
Mirova International Sustainable Equity Fund, Class N	707,089	75,750	540,349	86,043	(43,691)	284,842	1,414
WCM Focused Emerging Markets Fund	—	150,387	—	—	(524)	149,863	—
WCM Focused International Growth Fund	—	270,698	—	—	(3,012)	267,686	—

	$774,249	$522,772	$589,873	$88,825	$(48,549)	$747,424	$2,011

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,646,425	$—	$—	$1,646,425
Bonds and Notes*	—	93,805	—	93,805
Exchange-Traded Funds	269,977	—	—	269,977
Affiliated Mutual Funds	747,424	—	—	747,424

Total	$2,663,826	$93,805	$—	$2,757,631

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	91.2%
Fixed Income	4.9

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%